RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS
Loan to:	¥ 16,800		¥ 142,895	$ 2,436	¥ 0
Interest income from:	6,946	$ 1,007	3,447	1,009	127
Loan from:	220,369		24,432	31,951	199,000
Interest expense to:	16,790	$ 2,434	13,532	2,434	41,918
Repayment to:	82,915		80,886	12,022	272,640
Repayment from:	0		2,430	0	1,485
JYADK
RELATED PARTY TRANSACTIONS
Interest income from:	0		650	0	127
Repayment from:	0		2,430	0	1,485
Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Loan from:	0		15,932	0	0
Interest expense to:	1,334		554	193	587
Repayment to:	0		3,824	0	0
Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Loan from:	220,369		8,500	31,951	199,000
Interest expense to:	15,456		12,978	2,241	41,331
Repayment to:	82,915		77,062	12,022	272,640
Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Loan to:	16,800		142,895	2,436	0
Interest income from:	¥ 6,961		¥ 2,797	$ 1,009	¥ 0